Offering - Additional Information (Details) - USD ($)			1 Months Ended	12 Months Ended
	Nov. 30, 2022	Sep. 28, 2021	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2021	Sep. 23, 2021
Class Of Stock [Line Items]
Sale of units description	In November 2022, the Company initiated an offering to sell to a select group of accredited investors only, on a private placement basis, 1,000,000 units for a purchase price of $4.00 per unit (the “Units”), each Unit consisting of one share of common stock and one warrant to purchase one share of common stock with an exercise price of $4.00 (the “2022 Offering”).		In November 2022, the Company initiated an offering to sell to a select group of accredited investors only, on a private placement basis, 342,703 units for a purchase price of $11.67 per unit (the “Units”), each Unit consisting of one share of common stock and one warrant to purchase one share of common stock (the “QT Imaging Private Placement Warrants”) with an exercise price of $11.67 (the “2022 Offering”).
GIGCAPITAL5, INC [Member]
Class Of Stock [Line Items]
Sale of common stock, Shares		23,000,000
Sale of stock price per unit		$ 10
Exercise price of warrants		$ 11.5			$ 11.5	$ 11.5
Minimum price per share required for redemption of warrants				$ 18
GIGCAPITAL5, INC [Member] | IPO
Class Of Stock [Line Items]
Sale of common stock, Shares		23,000,000
Sale of stock price per unit		$ 10
GIGCAPITAL5, INC [Member] | Warrants
Class Of Stock [Line Items]
Sale of units description				Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”).
Period after business combination when warrants become exercisable				30 days
Warrants exercisable expiration period after completion of business combination				5 years
Period after offering when warrants become exercisable				12 months
Period allotted to complete the business combination				30 months
Net cash settlement value of warrants				$ 0
Redemption price per warrant				$ 0.01
Minimum period of prior written notice of redemption of warrants				30 days
Minimum price per share required for redemption of warrants				$ 18
GIGCAPITAL5, INC [Member] | Warrants | IPO
Class Of Stock [Line Items]
Number of shares of common stock per unit		1
Sale of units description				Each Public Unit consists of one Public Share and one Public Warrant.